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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:             Highfields Capital Management LP
Address:          200 Clarendon Street, 51st Floor
                  Boston, MA  02116
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13F File Number            28-3499
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer

Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn                  Boston, Massachusetts   August 14, 2002
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None



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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  73
                                         --

Form 13F Information Table Value Total:  $2,009,010 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618      Jonathon S. Jacobson
         02     File Number 28-7616      Richard L. Grubman

         Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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             Item 1:                Item 2:         Item 3:     Item 4:      Item 5:               Item 6: Item 7:       Item 8:
                                                                            SHARES OR
                                                                            PRINCIPAL SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS   CUSIP NUMBER VALUE x$1000   AMOUNT   PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
          --------------        --------------   ------------ ------------   ------   ---  ---- ---------- -------- ---- ------ ----
Accenture LTD                        CL A          G1150G111    10,131      533,200   SHRS          OTHER  01/02           X
ACE Ltd                               COM          G0070K103      316        10,000   SHRS          OTHER  01/02           X
Advent Software Inc                   COM          007974108     2,951      114,843   SHRS          OTHER  01/02           X
Affiliated Computer Services, Inc.   CL A          008190100    83,906     1,786,000  SHRS PUT      OTHER  01/02           X
Alcoa Inc                             COM          013817101     1,658       50,000   SHRS          OTHER  01/02           X
Alderwoods Group Inc                  COM          014383103    11,827     1,544,054  SHRS          OTHER  01/02           X
Allmerica Finl Corp                   COM          019754100    39,039      845,000   SHRS          OTHER  01/02           X
Amazon Com Inc                        COM          023135106     5,813      357,700   SHRS          OTHER  01/02           X
American Tower Corp           NOTE 2.25% 10/15/09  029912AD4    17,415     27,000,000 PRN           OTHER  01/02           X
Anadarko Pete Corp                    COM          032511107    11,650      236,300   SHRS          OTHER  01/02           X
AOL Time Warner Inc                   COM          00184A105    29,736     2,021,500  SHRS          OTHER  01/02           X
AT&T Corp                             COM          001957109    32,100     3,000,000  SHRS          OTHER  01/02           X
AT&T Wireless Svcs Inc                COM          00209A106     2,730      466,647   SHRS          OTHER  01/02           X
Atlas Air Worldwide Hldgs Inc         COM          049164106     1,011      273,371   SHRS          OTHER  01/02           X
AutoDesk Inc                          COM          052769106     2,761      208,400   SHRS          OTHER  01/02           X
Bally Total Fitness Hldg Corp         COM          05873K108     8,344      445,950   SHRS          OTHER  01/02           X
Bank Of America Corp                  COM          060505104     1,995       30,000   SHRS PUT      OTHER  01/02           X
BMC Software Inc                      COM          055921100    60,912     3,669,400  SHRS          OTHER  01/02           X
Bristol Myers Squibb Co               COM          110122108    32,714     1,272,900  SHRS          OTHER  01/02           X
Cablevision Sys Corp            CL A NY CABLVS     12686C109    19,587     2,070,500  SHRS          OTHER  01/02           X
Cadence Design System Inc             COM          127387108    22,645     1,404,800  SHRS          OTHER  01/02           X
Calpine Corp                          COM          131347106      970       138,000   SHRS          OTHER  01/02           X
Cemex S A                       SPON ADR 5 ORD     151290889     8,427      319,700   SHRS          OTHER  01/02           X
City Investing Co Liq Tr         UNIT BEN INT      177900107     1,115      586,900   SHRS          OTHER  01/02           X
Comcast Corp                       CL A SPL        200300200    72,183     3,027,823  SHRS          OTHER  01/02           X
Compuware Corp                        COM          205638109    15,234     2,509,800  SHRS          OTHER  01/02           X
Converium Hldg AG                Sponsored ADR     21248N107      386        15,000   SHRS          OTHER  01/02           X
Cree Inc                              COM          225447101      152        11,484   SHRS          OTHER  01/02           X
Echostar Communications New          CL A          278762109    59,507     3,206,201  SHRS          OTHER  01/02           X
El Paso Elec Co                     COM NEW        283677854    79,687     5,753,600  SHRS          OTHER  01/02           X
Fedex Corp                            COM          31428X106    102,698    1,923,175  SHRS          OTHER  01/02           X
Florida East Coast Inds              CL B          340632207     6,480      272,249   SHRS          OTHER  01/02           X
General Mtrs Corp                    CL H          370442832    67,674     6,507,100  SHRS          OTHER  01/02           X
Georgia Pac Corp                      COM          373298108     3,876      177,000   SHRS PUT      OTHER  01/02           X
Golden St Bancorp Inc          *W EXP 99/99/999    381197136     3,121     2,863,100  SHRS          OTHER  01/02           X
Halliburton Co                        COM          406216101    13,200     1,000,000  SHRS CALL     OTHER  01/02           X
Halliburton Co.                       COM          406216101     8,507      533,700   SHRS          OTHER  01/02           X
Hilton Hotels Corp                    COM          432848109    18,037     1,476,000  SHRS PUT      OTHER  01/02           X
Insituform Technologies Inc          CL A          457667103     1,363       64,376   SHRS          OTHER  01/02           X
Intergraph Corp                       COM          458683109    11,176      640,800   SHRS          OTHER  01/02           X
Intermune Inc                         COM          45884X103    21,100     1,000,000  SHRS          OTHER  01/02           X
Internet Cap Group Inc         Note 5.500% 12/2    46059CAA4    14,328     49,837,000 PRN           OTHER  01/02           X
Jefferson Smurfit Group PLC      Sponsored ADR     47508W107    24,857      789,100   SHRS          OTHER  01/02           X
Lakes Entmnt Inc                      COM          51206P109     3,553      525,549   SHRS          OTHER  01/02           X
Manugistics Group Inc                 COM          565011103      807       132,062   SHRS          OTHER  01/02           X
Massey Energy Corp                    COM          576206106     8,397      661,200   SHRS          OTHER  01/02           X
Merrill Lynch & Co Inc                COM          590188108    60,211     1,486,700  SHRS          OTHER  01/02           X
Mony Group Inc                        COM          615337102    64,575     1,898,700  SHRS          OTHER  01/02           X
Nasdaq  100 TR                    Unit Ser 1       631100104     1,304       50,000   SHRS          OTHER  01/02           X
Newhall Land & Farming Co Ca    Depositary REC     651426108    81,091     2,534,100  SHRS          OTHER  01/02           X
NVIDIA Corporation                    COM          67066G104      515        30,000   SHRS          OTHER  01/02           X
P F Changs China Bistro Inc           COM          69333Y108    14,377      460,500   SHRS PUT      OTHER  01/02           X
Prudential Financial Inc              COM          744320102    116,400    3,489,200  SHRS          OTHER  01/02           X
Readers Digest Assn Inc          CL A NON VTG      755267101    157,234    8,394,762  SHRS          OTHER  01/02           X
Readers Digest Assn Inc              CL B          755267200     9,959      433,000   SHRS          OTHER  01/02           X
Reuters Group PLC                Sponsored ADR     76132M102     1,153       35,800   SHRS          OTHER  01/02           X
RF Microdevices Inc                   COM          749941100     3,315      435,072   SHRS          OTHER  01/02           X
Sappi Ltd                           SPON ADR       803069202    14,595     1,041,000  SHRS          OTHER  01/02           X
Secure Computing Corp                 COM          813705100     3,690      488,800   SHRS          OTHER  01/02           X
Semiconductor HLDRS TR             DEP RCPT        816636203    24,265      800,300   SHRS          OTHER  01/02           X
Sepracor Inc                    SDCV 5.000% 2/1    817315AL8     9,208     16,000,000 PRN           OTHER  01/02           X
Shaw Communications Inc            CL B CONV       82028K200    25,488     2,275,700  SHRS          OTHER  01/02           X
Silicon Graphics Inc            Note 5.250% 9/0    827056AC6    46,579     70,308,000 PRN           OTHER  01/02           X
Silicon Graphics Inc                  COM          827056102    47,586     16,185,720 SHRS          OTHER  01/02           X
Silicon Laboratories Inc              COM          826919102     3,350      123,815   SHRS          OTHER  01/02           X
Smith Intl Inc                        COM          832110100     7,562      110,900   SHRS          OTHER  01/02           X
Smithfield Foods Inc                  COM          832248108    51,235     2,762,000  SHRS          OTHER  01/02           X
Starwood Hotels & Resorts Wrld    PAIRED CTF       85590A203     5,140      200,000   SHRS PUT      OTHER  01/02           X
Station Casinos Inc                   COM          857689103    48,971     2,743,500  SHRS          OTHER  01/02           X
Synopsys Inc                          COM          871607107    117,426    2,142,421  SHRS          OTHER  01/02           X
Veritas Software Co                   COM          923436109      997        50,374   SHRS          OTHER  01/02           X
Visteon Corp                          COM          92839U107     9,801      690,200   SHRS          OTHER  01/02           X
Waddell & Reed Finl Inc              CL A          930059100    136,907    5,973,243  SHRS          OTHER  01/02           X
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